Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 29, 2024	Jan. 16, 2024	Dec. 28, 2023	Dec. 26, 2023	Nov. 29, 2023	Oct. 25, 2023	Oct. 20, 2023	Apr. 17, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 14, 2020	Mar. 31, 2020	Jun. 28, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 31, 2016	Mar. 31, 2016	Jan. 08, 2016	Oct. 30, 2015	Mar. 31, 2015
Class I
Account Value [Line Items]
Account Value	$ 483,044	$ 460,325									$ 445,908	$ 465,068	$ 486,339	$ 500,000
Class I-2
Account Value [Line Items]
Account Value	$ 9,661	9,206									8,918	9,301	9,727	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,862	11,341									10,918	11,361	11,725		$ 10,827		$ 10,460	$ 10,059	$ 9,857		$ 9,548			$ 9,574
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,501	11,078									10,735	11,256	11,705		10,889		10,600	10,280	10,140		9,897			10,000
Class I
Account Value [Line Items]
Account Value	638,691	608,248									584,009	605,812	623,297		573,885		552,813	530,046	517,861		500,140			500,000
Class I-2
Account Value [Line Items]
Account Value	$ 12,760	12,165									11,668	12,103	12,463		11,466		11,045	10,601	10,348		9,998			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,085	14,289									12,701	12,392	12,046		10,519		11,273	10,990	10,583		9,771			9,702
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,479	13,818									12,374	12,161	11,905		10,467		11,293	11,087	10,750		9,996			10,000
Class I
Account Value [Line Items]
Account Value	801,572	756,859									670,515	652,933	632,152		550,328		588,531	572,021	548,684		505,093			500,000
Class I-2
Account Value [Line Items]
Account Value	$ 15,937	15,060									13,355	13,009	12,600		10,978		11,743	11,420	10,961		10,096			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,408	13,704									12,408	12,804	12,849		10,325		11,298	10,866	10,383		9,017			9,571
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,998	13,415									12,244	12,715	12,865		10,408		11,472	11,100	10,690		9,348			10,000
Class I
Account Value [Line Items]
Account Value	773,864	732,530									661,256	681,096	682,444		547,001		596,872	572,428	545,423		472,150			500,000
Class I-2
Account Value [Line Items]
Account Value	$ 15,463	14,650									13,238	13,625	13,639		10,924		11,922	11,439	10,903		9,434			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,203	11,538									10,943	10,861	11,066		10,363		10,376	10,063	9,946		9,717			9,702
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,672	11,118									10,626	10,626	10,909		10,292		10,383	10,144	10,101		9,942			10,000
Class I
Account Value [Line Items]
Account Value	646,827	609,885									576,213	570,160	579,952		541,215		541,092	522,947	515,580		502,724			500,000
Class I-2
Account Value [Line Items]
Account Value	$ 12,892	12,169									11,505	11,390	11,587		10,814		10,811	10,450	10,303		10,040			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,221	13,522									12,482	12,790	12,959		10,552		11,058	10,691	10,285		9,365			9,573
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,825	13,241									12,326	12,713	12,971		10,629		11,229	10,931	10,587		9,710			10,000
Class I
Account Value [Line Items]
Account Value	766,139	724,971									668,247	682,103	689,106		559,223		584,475	563,255	540,113		490,114			500,000
Class I-2
Account Value [Line Items]
Account Value	15,227	14,429									13,303	13,596	13,729		11,151		11,657	11,242	10,788		9,799			10,000
Class A
Account Value [Line Items]
Account Value	11,149	10,558								$ 10,000
Class I
Account Value [Line Items]
Account Value	594,215	561,805									529,115	517,244	519,446		490,941	$ 500,000
Class I-2
Account Value [Line Items]
Account Value	$ 11,886	11,237									10,584	10,345	10,389		9,819	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,925	12,214						$ 9,579
Class I
Account Value [Line Items]
Account Value	680,512	641,827							$ 500,000
Class I-2
Account Value [Line Items]
Account Value	$ 26,016	24,539									18,754	21,280	19,309		12,176		12,620	11,444	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,508	10,927					$ 9,579
Class I
Account Value [Line Items]
Account Value	1,710,722	1,626,955									1,227,470	1,412,525	1,309,888		870,823		845,115	734,966	583,647		510,850			500,000
Class I-2
Account Value [Line Items]
Account Value	$ 11,488	10,918		$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,436	9,904			$ 9,579
Class I
Account Value [Line Items]
Account Value	624,321	590,716							500,000
Class I-2
Account Value [Line Items]
Account Value	$ 17,108	16,194									14,201	14,968	14,931		9,932		11,692	12,007	10,317		9,527			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,091	11,458							9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,459	11,916							10,000
Class I
Account Value [Line Items]
Account Value	524,322	540,346		500,000
Class I-2
Account Value [Line Items]
Account Value	18,152	18,693									17,020	17,744	17,718		9,698		13,384	13,394	11,947		9,617		$ 10,000
Class R6
Account Value [Line Items]
Account Value	$ 1,164,964	1,197,962							1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,042	18,075									15,972	18,028	18,551		10,109		13,793	13,631	12,279		10,195	$ 9,579
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 17,584	17,729									15,809	17,966	18,625		10,225		14,054	13,994	12,690		10,622	10,000
Class I
Account Value [Line Items]
Account Value	911,670	910,205									802,066	902,278	924,862		501,782		683,325	673,103	604,086		500,136			533,000
Class I-2
Account Value [Line Items]
Account Value	$ 19,255	19,241									16,970	19,099	19,591		10,645		14,506	14,292	12,836		10,632	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,096	10,275		9,578
Class I
Account Value [Line Items]
Account Value	$ 528,709	536,739		500,000
Class I-2
Account Value [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Account Value	$ 20,915	21,240									17,799	18,457	18,264		11,215		12,774	12,566	11,626		10,051			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,297	10,268			9,579
Class I
Account Value [Line Items]
Account Value	541,207	538,081				$ 500,000
Class I-2
Account Value [Line Items]
Account Value	24,030	23,884									19,253	20,272	19,226		11,648		12,959	12,694	11,179	$ 10,000
Class R6
Account Value [Line Items]
Account Value	$ 1,067,886	1,060,341	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,382	18,519									15,500	17,133	16,666		10,413		12,061	11,665	10,399		9,038			9,451
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,030	18,318									15,452	17,199	16,855		10,612		12,376	12,066	10,832		9,487			10,000
Class I-2
Account Value [Line Items]
Account Value	$ 21,020	20,055									16,734	18,440	17,900		11,163		12,882	12,437	11,057		9,588			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,847	12,238									11,330	12,145	12,410		10,345		10,551	10,356	9,901		9,289			9,452
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,593	12,091									11,287	12,181	12,538		10,540		10,834	10,714	10,313		9,749			10,000
Class I-2
Account Value [Line Items]
Account Value	$ 13,937	13,247									12,228	13,079	13,324		11,088		11,278	11,029	10,525		9,847			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,781	16,976									14,533	15,959	15,612		10,390		11,706	11,373	10,330		9,135			9,452
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 17,464	16,796									14,489	16,033	15,794		10,600		12,019	11,770	10,769		9,587			10,000
Class I-2
Account Value [Line Items]
Account Value	$ 19,285	18,371									15,682	17,179	16,768		11,133		12,506	12,127	10,983		9,690			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,224	13,561									12,263	13,271	13,382		10,369		10,908	10,704	10,064		9,277			9,453
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,960	13,408									12,214	13,330	13,538		10,572		11,202	11,079	10,492		9,739			10,000
Class I-2
Account Value [Line Items]
Account Value	$ 15,427	14,671									13,234	14,285	14,378		11,108		11,652	11,412	10,704		9,840			10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,237	15,507									13,547	14,833	14,698		10,528		11,349	11,074	10,220		9,212			9,448
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,955	15,351									13,520	14,896	14,876		10,736		11,665	11,462	10,665		9,678			10,000
Class I-2
Account Value [Line Items]
Account Value	$ 17,630	16,779									14,630	15,970	15,785		11,276		12,134	11,810	10,881		9,776			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 578,195	551,294									542,090	569,323	593,985		589,796		541,427	518,207	512,048		509,803			500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 471,464	449,529									442,024	464,229	484,340	500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,429	8,991									8,840	9,285	9,687	$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,260	15,194									13,518	13,237	12,823		10,618		11,734	11,356	10,853		9,889			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,260	15,194									13,518	13,237	12,823		10,618		11,734	11,356	10,853		9,889			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 578,195	551,294									542,090	569,323	593,985		589,796		541,427	518,207	512,048		509,803			500,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 813,007	759,693									675,878	661,824	641,173		530,903		586,704	567,802	542,629		494,471			500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,260	15,194									13,518	13,237	12,823		10,618		11,734	11,356	10,853		9,889			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Account Value	$ 16,301	15,137									13,618	14,091	14,185		11,472		12,327	11,637	11,213		9,634			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Account Value	$ 16,301	15,137									13,618	14,091	14,185		11,472		12,327	11,637	11,213		9,634			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 578,195	551,294									542,090	569,323	593,985		589,796		541,427	518,207	512,048		509,803			500,000
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Account Value	$ 815,057	756,846									680,912	704,546	709,256		573,608		616,361	581,854	560,653		481,719			500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Account Value	$ 16,301	15,137									13,618	14,091	14,185		11,472		12,327	11,637	11,213		9,634			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg 1-3 Year US Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,871	11,241									10,862	10,833	11,158		10,985		10,509	10,200	10,176		10,104			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,871	11,241									10,862	10,833	11,158		10,985		10,509	10,200	10,176		10,104			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 578,195	551,294									542,090	569,323	593,985		589,796		541,427	518,207	512,048		509,803			500,000
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 593,555	562,044									543,083	541,661	557,889		549,240		525,461	510,009	508,806		505,215			500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,871	11,241									10,862	10,833	11,158		10,985		10,509	10,200	10,176		10,104			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 578,195	551,294									542,090	569,323	593,985		589,796		541,427	518,207	512,048		509,803			500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,716	10,218								10,000
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Account Value	$ 11,032	10,499								$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 518,003	493,902									485,656	510,054	532,149		528,396	500,000
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Account Value	$ 576,051	548,233									521,277	509,689	510,331		509,581	500,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,360	9,878									9,713	10,201	10,643		10,568	10,000
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Account Value	$ 11,521	10,965									10,426	10,194	10,207		10,192	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,680	12,637						$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 677,952	626,274							500,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 27,236	25,160									19,371	20,994	18,154		11,611		12,482	11,399	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,563	11,605					10,000
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 12,542	11,639					$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 1,624,090	1,500,291									1,155,126	1,251,876	1,082,509		692,355		744,292	679,740	596,306		508,914			500,000
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 2,044,164	1,896,905									1,364,714	1,531,691	1,332,170		818,569		811,177	719,459	593,352		512,585			500,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,971	11,059		10,000
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 11,922	11,064		10,000
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 11,094	10,457			10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,070	10,555			10,000
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 629,985	593,844							500,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 634,528	604,993							500,000
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 16,255	15,322									13,528	14,251	14,466		9,682		11,468	11,972	10,274		9,081			10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 16,913	16,125									13,984	14,179	14,016		9,695		11,323	11,760	10,244		9,173			10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 13,474	12,567							10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 12,221	12,732							10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 13,474	12,567							10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 12,221	12,732							10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 592,694	552,788		500,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 530,822	552,981		500,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 30,449	28,399									21,965	24,026	21,467		13,208		14,534	13,363	11,741		9,944		10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 19,710	20,533									17,153	19,405	20,597		10,571		13,907	13,628	12,190		9,658		$ 10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 1,347,371	1,256,653							1,000,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 1,222,146	1,273,165							$ 1,000,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 32,935	30,717									23,758	25,988	23,219		14,286		15,721	14,454	12,699		10,756	10,000
Russell 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return Index
Account Value	$ 23,924	24,692									20,334	22,692	22,614		11,940		15,401	14,740	13,124		10,799	10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 32,935	30,717									23,758	25,988	23,219		14,286		15,721	14,454	12,699		10,756	10,000
Russell 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return Index
Account Value	$ 23,924	24,692									20,334	22,692	22,614		11,940		15,401	14,740	13,124		10,799	10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 1,553,204	1,448,628									1,120,420	1,225,577	1,095,005		673,731		741,386	681,631	598,902		507,258			509,001
Russell 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return Index
Account Value	$ 1,079,771	1,114,434									917,747	1,024,146	1,020,663		538,891		695,088	665,262	592,332		487,400			525,844
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 32,935	30,717									23,758	25,988	23,219		14,286		15,721	14,454	12,699		10,756	10,000
Russell 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return Index
Account Value	$ 23,924	24,692									20,334	22,692	22,614		11,940		15,401	14,740	13,124		10,799	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 11,719	10,937		10,000
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 11,736	10,965		10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 585,949	546,849		500,000
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 586,812	548,225		$ 500,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 23,325	21,769									17,667	19,087	17,792		11,508		12,968	12,639	11,005		9,566			10,000
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 24,776	23,147									18,502	19,899	18,070		11,731		13,092	12,586	11,081		9,655			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,935	11,025			10,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 11,644	10,864			$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 597,922	552,344				500,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 583,893	544,778				$ 500,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 29,998	27,712									21,336	23,123	19,995		12,788		13,748	12,555	11,014	10,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 21,755	20,298									16,877	17,938	16,063		10,291		12,424	11,757	10,993	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 1,157,485	1,069,253	1,000,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 1,157,764	1,080,203	$ 1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark
Account Value	$ 26,321	24,518									19,695	20,914	18,881		12,580		13,691	12,942	11,396		9,916			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark
Account Value	$ 26,321	24,518									19,695	20,914	18,881		12,580		13,691	12,942	11,396		9,916			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark
Account Value	$ 26,321	24,518									19,695	20,914	18,881		12,580		13,691	12,942	11,396		9,916			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Conservative Composite Benchmark
Account Value	$ 14,355	13,600									12,700	13,281	13,325		12,024		11,483	10,943	10,523		10,145			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Conservative Composite Benchmark
Account Value	$ 14,355	13,600									12,700	13,281	13,325		12,024		11,483	10,943	10,523		10,145			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Conservative Composite Benchmark
Account Value	$ 14,355	13,600									12,700	13,281	13,325		12,024		11,483	10,943	10,523		10,145			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Growth Composite Benchmark
Account Value	$ 23,128	21,618									17,984	19,052	17,613		12,606		13,221	12,476	11,223		10,004			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Growth Composite Benchmark
Account Value	$ 23,128	21,618									17,984	19,052	17,613		12,606		13,221	12,476	11,223		10,004			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Growth Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Growth Composite Benchmark
Account Value	$ 23,128	21,618									17,984	19,052	17,613		12,606		13,221	12,476	11,223		10,004			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark
Account Value	$ 16,845	15,888									14,286	14,981	14,633		12,230		12,033	11,429	10,749		10,101			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark
Account Value	$ 16,845	15,888									14,286	14,981	14,633		12,230		12,033	11,429	10,749		10,101			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark
Account Value	$ 16,845	15,888									14,286	14,981	14,633		12,230		12,033	11,429	10,749		10,101			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Composite Benchmark
Account Value	$ 20,039	18,807									16,216	17,094	16,208		12,451		12,670	11,989	11,006		10,052			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Composite Benchmark
Account Value	$ 20,039	18,807									16,216	17,094	16,208		12,451		12,670	11,989	11,006		10,052			10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,482	30,006									23,103	25,038	21,650		13,847		14,886	13,595	11,926		10,178			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026									10,842	11,386	11,880		11,796		10,829	10,364	10,241		10,196			10,000
Aristotle Portfolio Optimization Moderate Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Composite Benchmark
Account Value	$ 20,039	$ 18,807									$ 16,216	$ 17,094	$ 16,208		$ 12,451		$ 12,670	$ 11,989	$ 11,006		$ 10,052			$ 10,000